UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust

(Exact Name of Registrant as Specified in Charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 21401

(Address of Principal Executive Offices)     (Zip Code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 410-266-9110 with a copy to:

John H. Lively

Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, Missouri 64112

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS
GIORDANO FUND

Schedule of Investments
(Unaudited)

As of December 31, 2007
Shares	Market Value (Note 1)	Shares or Principal	Market Value (Note 1)

COMMON STOCKS - 80.03%	Savings & Loan - 1.72%
Brookline Bancorp, Inc.	4,000	$ 40,640
Aerospace/Defense - 5.13%
Raytheon Company †	2,000	$ 121,400	Software - 3.82%
Paychex, Inc.	2,500	90,550
Banks - 6.92%
Bank of America Corporation	1,700	70,142	Telecommunications - 7.85%
Wells Fargo & Company †	3,100	93,589	AT&T, Inc.	3,000	124,680
163,731	Verizon Communications, Inc.	1,400	61,166
Chemicals - 3.17%	185,846
E.l. du Pont de Nemours &
Company	1,700	74,953	Total Common Stocks (Cost $1,850,835)	1,894,921

Commercial Services - 3.98%	EXCHANGE TRADED FUNDS - 5.74%
RR Donnelly & Sons Co.	2,500	94,350
Midcap SPDR Trust Series 1	500	77,550
Environmental Control - 2.48%	SPDR Trust Series 1	400	58,484
Waste Management, Inc.	1,800	58,806
Total Exchange Traded Funds (Cost $118,637)	136,034
Healthcare - Products - 3.66%
Johnson & Johnson	1,300	86,710	INVESTMENT COMPANY - 2.57%
Evergreen Institutional Money Market Fund, 5.26%
Insurance - 4.54%	(Cost $60,736)	60,736	60,736
The Travelers Companies, Inc. †	2,000	107,600
CORPORATE OBLIGATIONS - 11.61%
Metal Fabricate/Hardware - 3.61%	ß	Empire Corporation, 10.00%, 05/01/2012
The Timken Company	2,600	85,410	(Cost $275,000)	$ 275,000	$ 275,000

Mining - 4.63%	Total Investments (Cost $2,305,208) - 99.95%	$ 2,366,691
Alcoa, Inc.	3,000	109,650	Other Assets Less Liabilities - 0.05%	1,178

Miscellaneous Manufacturing - 10.92%	Net Assets - 100.00%	$ 2,367,869
3M Company	800	67,456
General Electric Company	2,000	74,140	ß

Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds an Empire Corporation Senior Subordinated Debenture at a cost of $275,000. The acquisition date for this security was April 30, 2007. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security at December 31, 2007 is $275,000, which represents 11.61% of net assets. See Note 2 for more information on restricted securities.

Honeywell International, Inc. †	1,900	116,983
258,579
Oil & Gas - 4.73%
Chevron Corporation	1,200	111,996

Packaging & Containers - 3.45%
Sonoco Products Company	2,500	81,700

Pharmaceuticals - 9.42%
Eli Lilly & Company	2,000	106,780
Merck & Co., Inc. †	2,000	116,220
223,000	(Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of December 31, 2007

Summary of Investments by Industry
	% of Net Assets	Market Value
Industry
Aerospace/Defense	5.13%	$ 121,400
Banks	6.92%	163,731
Chemicals	3.17%	74,953
Commercial Services	3.98%	94,350
Corporate Obligations	11.61%	275,000
Environmental Control	2.48%	58,806
Exchange Traded Funds	5.74%	136,034
Healthcare - Products	3.66%	86,710
Insurance	4.54%	107,600
Investment Company	2.57%	60,736
Metal Fabricate/Hardware	3.61%	85,410
Mining	4.63%	109,650
Miscellaneous Manufacturing	10.92%	258,579
Oil & Gas	4.73%	111,996
Packaging & Containers	3.45%	81,700
Pharmaceuticals	9.42%	223,000
Savings & Loan	1.72%	40,640
Software	3.82%	90,550
Telecommunications	7.85%	185,846
Total	99.95%	$ 2,366,691

†		Portion of the security is pledged as collateral for call options written.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 145,072
Aggregate gross unrealized depreciation		(83,589)

Net unrealized appreciation		$ 61,483

  See Notes to Financial Statements

GIORDANO FUND

Call Options Written
(Unaudited)

As of December 31, 2007

		Shares Subject to Call	Market Value (Note 1)

Common Stocks, Expiration Date, Exercise Price
(Note 3)

*	Honeywell International, Inc., 01/19/2008
	Strike $60.00	1,900	$ 4,845
*	Merck & Co., Inc., 04/19/2008
	Strike $62.50	2,000	3,300
*	Raytheon Company, 01/19/2008
	Strike $65.00	2,000	380
*	The Travelers Companies Inc., 1/19/2008
	Strike $55.00	2,000	1,700
*	Wells Fargo & Company, 01/19/2008
	Strike $35.00	3,100	310

Total (Premiums Received $18,325)			$ 10,535

*	Non-income producing investment.

See Notes to Financial Statements

GIORDANO FUND

Notes to Financial Statements
(Unaudited)

As of December 31, 2007

Note 1 - Investment Valuation	Note 2 - Restricted Securities

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Restricted securities held by the Funds may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

Schedule of Restricted Securities
			Current Market Value	Value as % of Net Assets
Acquisition
	Date	Cost

Empire Corp. 05/01/12
	04/30/07	275,000	275,000	11.61%

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)

                                                                   /s/ Joseph A. Giordano
                                                                  Joseph A. Giordano, Trustee, President,
                                                                  Treasurer, Principal Executive Officer
                                                                  and Principal Financial Officer

Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

                                                   /s/ Joseph A. Giordano

Joseph A. Giordano Trustee, President,

   Treasurer, Principal Executive Officer

   and Principal Financial Officer

   Giordano Investment Trust

Date: February 25, 2008